Average Annual Total Returns	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	2.86%		3.14%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	1.75%		2.18%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.46%	1.73%		2.04%
Class D
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	2.60%		2.84%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	2.97%	3.20%
Performance Inception Date			Jan. 28, 2015
Class Y | HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	2.81%	2.03%	1.99%
Performance Inception Date			Jan. 28, 2015
Class Y | MSCI World Index TR (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.19%	11.69%	10.72%	10.51%
Performance Inception Date			Jan. 28, 2015
Class Y | Bloomberg Global Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.16%	0.15%
Performance Inception Date			Jan. 28, 2015